Overview (Tables)	12 Months Ended
Apr. 30, 2026
Overview
Schedule of company’s subsidiaries

The details of its subsidiaries are as follows:

Name of subsidiary		Percentage of effective ownership
(Country of incorporation and		held by the Company
principal place of business)	Principal activities	April 30, 2025	April 30, 2026

Elec Power Ltd (“Elec”) (British Virgin Islands)	Investment holding	100%	100%

BNL Engineering Private Limited (“BNL”) (Singapore)	Provision of electrical installation and licensing services for greenfield electrical installation projects	100%	100%

Herlin Pte. Ltd. (“Herlin”) (Singapore)	Provision of electrical installation and licensing services for brownfield electrical installation projects	100%	100%

IST Solutions (APAC) Pte Ltd (Singapore)	Wholesale of electrical goods	-	90%